Trade Accounts Receivable - Summary of Maturities of Accounts Receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
To fall due [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 1,688,683	$ 2,613,653
Trade receivables [member]
Disclosure of accounts receivable [line items]
Financial assets	2,827,130	3,221,617
Trade receivables [member] | Past due 0 to 30 days [member]
Disclosure of accounts receivable [line items]
Financial assets	829,119	403,789
Trade receivables [member] | 31 to 60 days [member]
Disclosure of accounts receivable [line items]
Financial assets	94,386	74,451
Trade receivables [member] | 61 to 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	42,100	50,885
Trade receivables [member] | More than 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 172,842	$ 78,839